Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000105717 | 6440859 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000105717 | BN0VX82 | Naspers Ltd., N Shares
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000105717 | 38059T106 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105717 | 6149479 | DataTec Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105717 | 82510E209 | Shoprite Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105717 | 6177878 | Discovery Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105717 | BK9S758 | Momentum Metropolitan Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105717 | G0378L100 | AngloGold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105717 | BYXW419 | Mr. Price Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105717 | 62474M108 | MTN Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105717 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105717 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105717 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000105717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105717 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000105717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000105717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000105717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000012360 | 6825360 | South Port New Zealand Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012360 | 6459286 | Infratil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012360 | 6603038 | Mainfreight Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012360 | B1FJ0C0 | Brambles Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012360 | 6687980 | Freightways Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012360 | BNG62C8 | Millennium & Copthorne Hotels New Zealand Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012360 | 6429728 | Briscoe Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012360 | 6087289 | Telstra Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012360 | 6185495 | CSL Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012360 | B1L4BC6 | Qube Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012360 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012360 | Australia
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000012360 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000012360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000012360 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000012360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012360 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012360 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012360 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012362 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012362 | 826197501 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012362 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012362 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012362 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012362 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012362 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012362 | 600551204 | Miller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012362 | 046353108 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012362 | 655844108 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012362 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000012362 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000012362 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012362 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012362 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012362 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012362 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012362 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012362 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012362 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012362 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012362 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012362 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012362 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012362 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012362 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012362 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012362 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000012362 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000012362 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012362 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012362 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000012362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012362 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000012361 | 6481320 | Kajima Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012361 | 6885074 | Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012361 | 6429104 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012361 | 6441506 | Hoya Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012361 | B019MQ5 | Asahi Intecc Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012361 | B601QS4 | Dai-ichi Life Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012361 | B62G7K6 | Sompo Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012361 | 6744294 | T&D Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012361 | 6575900 | Meidensha Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012361 | 6332439 | Fast Retailing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012361 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012361 | Japan
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000012361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000012361 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000012361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000012361 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000012361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012361 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012363 | G87264100 | Tecnoglass, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012363 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012363 | 45857P806 | InterContinental Hotels Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012363 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012363 | 47030M106 | James Hardie Industries PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012363 | 548661107 | Lowe's Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012363 | 40051E202 | Grupo Aeroportuario del Sureste S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012363 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012363 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012363 | 23331A109 | D.R. Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012363 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000012363 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012363 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012363 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012363 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012363 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012363 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012363 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012363 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012363 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012363 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000012363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000012363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000012363 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000012363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012363 | Non-Listed Reit
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012363 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%